INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Production costs
Amortization of intangible assets	$ 351,240	$ 239,545	$ 173,032
Analysis and storage		598	4,496
Commissions and royalties	835,082	217,000	127,771
Import and export expenses		147,392	150,402
Depreciation property, plant and equipment	2,861,812	3,018,014	2,161,236
Depreciation of leased assets	2,477,334	1,312,849	468,524
Freight and haulage	1,003,986	927,910	2,427,296
Employee benefits and social securities	9,899,884	10,015,691	9,973,301
Maintenance	2,640,232	2,134,116	1,195,111
Energy and fuel	658,621	997,066	967,412
Supplies and materials	586,696	1,031,386	1,075,319
Mobility and travel	113,676	143,046	90,848
Publicity and advertising		233	2,528
Contingencies	84,567	66,682
Share-based incentives	315,965	1,111,919
Professional fees and outsourced services	1,199,979	1,960,315	2,629,567
Office supplies and registrations fees	93,967	242,790	229,500
Insurance	181,595	199,109	230,388
Information technology expenses	39,583	35,526	11,556
Obsolescence	1,547,723	581,804	1,012,788
Taxes	260,091	285,791	255,227
Miscellaneous	25,887	3,854	41,542
Production costs	25,177,920	24,672,636	23,227,844
Selling, general and administrative expenses
Amortization intangible assets	5,723,529	5,950,173	6,013,633
Analysis and storage	14,744	160,133	700,671
Commissions and royalties	1,989,880	1,745,169	1,396,750
Import and export expenses	826,942	734,026	794,561
Depreciation of property, plant and equipment	2,361,266	2,126,608	2,094,253
Depreciation of leased assets	2,504,864	2,106,107	3,029,049
Impairment of receivables	7,123,716	753,428	1,327,385
Freight and haulage	11,367,204	11,831,050	9,645,962
Employee benefits and social securities	43,439,612	38,253,407	38,030,033
Maintenance	2,793,293	2,558,352	2,067,672
Energy and fuel	106,846	514,422	397,305
Supplies and materials	2,678,691	3,520,386	1,047,720
Mobility and travel	3,775,315	4,250,764	4,140,153
Publicity and advertising	4,509,183	4,985,955	5,668,569
Contingencies	251,206	300,444	221,008
Share-based incentives	3,853,229	12,512,804	3,278,354
Professional fees and outsourced services	10,142,925	8,759,807	13,498,757
Professional fees related parties	1,102	225,950	277,137
Office supplies and registrations fees	1,232,477	1,601,554	833,430
Insurance	2,846,208	2,117,158	3,006,387
Information technology expenses	2,931,502	3,692,227	3,087,945
Obsolescence		4,711	53,989
Taxes	12,271,870	14,184,503	11,533,391
Miscellaneous	367,968	801,772	858,633
Total selling, general and administrative expense	123,113,572	123,690,910	113,002,747
Total
Amortization of intangible assets	6,074,769	6,189,718	6,186,665
Analysis and storage	14,744	160,731	705,167
Commissions and royalties	2,824,962	1,962,169	1,524,521
Import and export expenses	826,942	881,418	944,963
Depreciation of property, plant and equipment	5,223,078	5,144,622	4,255,489
Depreciation of leased assets	4,982,198	3,418,956	3,497,573
Impairment of receivables	7,123,716	753,428	1,327,385
Freight and haulage	12,371,190	12,758,960	12,073,258
Employee benefits and social securities	53,339,496	48,269,098	48,003,334
Maintenance	5,433,525	4,692,468	3,262,783
Energy and fuel	765,467	1,511,488	1,364,717
Supplies and materials	3,265,387	4,551,772	2,123,039
Mobility and travel	3,888,991	4,393,810	4,231,001
Publicity and advertising	4,509,183	4,986,188	5,671,097
Contingencies	335,773	367,126	221,008
Share-based incentives	4,169,194	13,624,723	3,278,354
Professional fees and outsourced services	11,342,904	10,720,122	16,128,324
Professional fees related parties	1,102	225,950	277,137
Office supplies and registrations fees	1,326,444	1,844,344	1,062,930
Insurance	3,027,803	2,316,267	3,236,775
Information technology expenses	2,971,085	3,727,753	3,099,501
Obsolescence	1,547,723	586,515	1,066,777
Taxes	12,531,961	14,470,294	11,788,618
Miscellaneous	393,855	805,626	900,175
Total	$ 148,291,492	$ 148,363,546	$ 136,230,591